Income Tax - Deferred tax assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Payroll and other accrued expenses		¥ 9,460
Inventory write-down	¥ 3,648	1,569
Net operating loss carry forwards	61,086	45,284
Advertisement expenses	1,135	2,667
Deferred revenue	5,196
Less: Valuation allowance	(19,851)	(14,999)	¥ (101,036)	¥ (92,204)
Total deferred tax assets	¥ 51,214	¥ 43,981